Related Party Transactions, Founder Shares (FY) (Details)					8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 11, 2021 shares	Feb. 03, 2021 shares	Jan. 26, 2021 shares	Feb. 10, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 25, 2021 shares
Founder Shares [Abstract]
Proceeds of issuance of common stock | $					$ 25,000	$ 196,000,000	$ 25,000
Stock conversion basis of business combination						1	1
Subsequent Event [Member]
Founder Shares [Abstract]
Shares canceled (in shares)			1,437,500
Class A Ordinary Share [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)						0	0
Stock conversion basis of business combination						1	1
Threshold trading days						20 days	20 days
Threshold consecutive trading days						30 days	30 days
Class A Ordinary Share [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares						$ 12.00	$ 12.00
Period after initial business combination						150 days	150 days
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)	718,750					5,000,000
Common stock, shares outstanding (in shares)	5,031,250					5,000,000	5,031,250	4,312,500
Shares subject to forfeiture (in shares)	31,250						656,250
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)	718,750
Common stock, shares outstanding (in shares)	5,031,250		4,312,500
Shares canceled (in shares)			1,437,500
Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)	656,250					31,250	656,250
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Founder Shares [Abstract]
Shares subject to forfeiture (in shares)		656,250
Sponsor [Member]
Founder Shares [Abstract]
Holding period for transfer, assignment or sale of Founder Shares						1 year	1 year
Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)				5,750,000
Proceeds of issuance of common stock | $				$ 25,000
Common stock, shares outstanding (in shares)							4,312,500
Shares subject to forfeiture (in shares)								1,437,500
Sponsor [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Founder Shares [Abstract]
Shares canceled (in shares)			1,437,500
Founder shares as a percentage of to be issued and outstanding shares after Proposed Public Offering		20.00%
Mr. Taney [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		50,000
Mr. Taney [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		50,000
Mr. Bornstein [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000
Mr. Bornstein [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000
Mr. Kekedjian [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000
Mr. Kekedjian [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Founder Shares [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000